Property and Equipment (Tables)	12 Months Ended
Jun. 30, 2026
Property And Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment are summarized as follows:

	June 30, 2026	June 30, 2025
Furniture and fixtures	$51,571	$47,655
Vehicle	514	489
Office equipment	243,999	232,700
Subtotal	296,084	280,844
Less: accumulated depreciation	273,395	255,284
Total	$22,689	$25,560